UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer            New York, New York            August 16, 2010
-----------------------      -------------------------     ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       54

Form 13F Information Table Value Total:     $747,468
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.    Form 13F File Number                 Name

1.     28-10735                             ZLP Master Utility Fund, Ltd.

2.     28-10775                             ZLP Master Opportunity Fund, Ltd.

3.     28-11923                             ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
--------------               ---------------  ---------  --------  -------------------  ----------  --------   ---------------------
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
--------------               ---------------  ---------  --------  -------- ----  ----  ----------  --------   -------- ------  ----
AGL RES INC                         COM       001204106   25,970    725,000  SH           SHARED       1,2      725,000
ALLEGHENY ENERGY INC                COM       017361106   26,367  1,275,000  SH           SHARED       1,2    1,275,000
ALLIANT ENERGY CORP                 COM       018802108   31,740  1,000,000  SH           SHARED       1,2    1,000,000
AMERICAN ELEC PWR INC               COM       025537101   33,108  1,025,000  SH           SHARED       1,2    1,025,000
ANADARKO PETE CORP                  COM       032511107    2,075     57,500  SH           SHARED       2,3       57,500
ATMOS ENERGY CORP                   COM       049560105   26,364    975,000  SH           SHARED       1,2      975,000
AVISTA CORP                         COM       05379B107    8,789    450,000  SH           SHARED       1,2      450,000
BARRETT BILL CORP                   COM       06846N104   18,462    600,000  SH           SHARED       2,3      600,000
BRIGHAM EXPLORATION CO              COM       109178103   22,333  1,452,100  SH           SHARED       2,3    1,452,100
CARRIZO OIL & CO INC                COM       144577103   13,977    900,000  SH           SHARED       2,3      900,000
CENTERPOINT ENERGY INC              COM       15189T107   12,385    941,100  SH           SHARED       1,2      941,100
CLECO CORP NEW                      COM       12561W105    8,021    303,710  SH           SHARED       1,2      303,710
DUNCAN ENERGY PARTNERS LP        COM UNITS    265026104    6,353    238,494  SH           SHARED       3        238,494
EL PASO CORP                        COM       28336L109   10,091    908,270  SH           SHARED       2,3      908,270
EL PASO ELEC CO                   COM NEW     283677854      485     25,080  SH           SHARED       1,2       25,080
EL PASO PIPELINE PARTNERS L    COM UNIT LPI   283702108    1,233     43,000  SH           SHARED       3         43,000
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100    6,038    178,900  SH           SHARED       3        178,900
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN  29273R109   11,448    246,722  SH           SHARED       3        246,722
ENTERPRISE PRODS PARTNERS L         COM       293792107    2,211     62,500  SH           SHARED       3         62,500
EXCO RESOURCES INC                  COM       269279402    8,727    597,300  SH           SHARED       2,3      597,300
EXELON CORP                         COM       30161N101    6,645    175,000  SH           SHARED       1,2      175,000
ITC HLDGS CORP                      COM       465685105   21,164    400,000  SH           SHARED       1,2      400,000
KINDER MORGAN MANAGEMENT LLC        SHS       49455U100    4,244     75,000  SH           SHARED       2,3       75,000
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP  559080106   10,306    220,459  SH           SHARED       3        220,459
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100      416      8,000  SH           SHARED       2          8,000
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN  570759100    4,064    124,209  SH           SHARED       3        124,209
MIRANT CORP NEW                     COM       60467R100   14,569  1,379,611  SH           SHARED       1,2    1,379,611
MV OIL TR                        TR UNITS     553859109   12,292    476,798  SH           SHARED       3        476,798
NISKA GAS STORAGE PARTNERS L  UNIT LTD LIABI  654678101    4,733    255,000  SH           SHARED       3        255,000
NISOURCE INC                        COM       65473P105   19,510  1,345,500  SH           SHARED       1,2    1,345,500
NV ENERGY INC                       COM       67073Y106   36,251  3,069,500  SH           SHARED       1,2    3,069,500
OIL SVC HOLDRS TR              DEPOSTRY RCPT  678002106    6,625     70,000  SH           SHARED       2,3       70,000
ONEOK INC NEW                       COM       682680103   14,977    346,300  SH           SHARED       2,3      346,300
PAA NAT GAS STORAGE L P        COM UNIT LTD   693139107      996     41,810  SH           SHARED       3         41,810
PENN VA GP HLDGS L P          COM UNIT R LIM  70788P105    1,051     57,700  SH           SHARED       3         57,700
PIONEER NAT RES CO                  COM       723787107    5,945    100,000  SH           SHARED       2,3      100,000
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN  726503105    7,891    134,422  SH           SHARED       3        134,422
PORTLAND GEN ELEC CO              COM NEW     736508847   16,039    875,000  SH           SHARED       1,2      875,000
PPL CORP                            COM       69351T106   84,456  3,385,000  SH           SHARED       1,2    3,385,000
PROGRESS ENERGY INC                 COM       743263105   11,178    285,000  SH           SHARED       1,2      285,000
QUESTAR CORP                        COM       748356102    2,275     50,000  SH           SHARED       2,3       50,000
RANGE RES CORP                      COM       75281A109    5,019    125,000  SH           SHARED       2,3      125,000
REX ENERGY CORPORATION              COM       761565100    3,788    375,000  SH           SHARED       2,3      375,000
ROSETTA RESOURCES INC               COM       777779307    1,981    100,000  SH           SHARED       2,3      100,000
RRI ENERGY INC                      COM       74971X107    4,057  1,070,420  SH           SHARED       1,2    1,070,420
SCANA CORP NEW                      COM       80589M102   16,986    475,000  SH           SHARED       1,2      475,000
SEMPRA ENERGY                       COM       816851109   55,563  1,187,500  SH           SHARED       1,2    1,187,500
SOUTHERN CO                         COM       842587107    9,152    275,000  SH           SHARED       1,2      275,000
SOUTHERN UN CO NEW                  COM       844030106   49,503  2,264,545  SH           SHARED       1,2,3  2,264,545
SUNOCO LOGISTICS PRTNRS L P      COM UNITS    86764L108    7,826    108,700  SH           SHARED       3        108,700
UNISOURCE ENERGY CORP               COM       909205106   10,865    360,000  SH           SHARED       1,2      360,000
WILLIAMS PIPELINE PARTNERS L  COM UNIT LP IN  96950K103    3,883    120,152  SH           SHARED       3        120,152
WISCONSIN ENERGY CORP               COM       976657106   13,954    275,000  SH           SHARED       1,2      275,000
XCEL ENERGY INC                     COM       98389B100    3,092    150,000  SH           SHARED       1,2      150,000





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